Financial Instruments and Risk Management (Narrative) (Details) - Currency risk [Member]	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)
Statement [Line Items]
Cash on hand	$ 122,127	$ 97,225	$ 565	$ 420
Confidence interval	1.00%	1.00%
Value at risk	$ 1,221	$ 972